Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Mar. 31, 2015	Mar. 31, 2025	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025
C000256497 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A* (with sales charge)
Accumulated Value	[1]	$ 9,425		$ 9,803.05	$ 10,957.61	$ 12,509.02	$ 14,122.76	$ 13,816.66	$ 21,492.25	$ 23,791.98	$ 22,259.23	$ 30,336.07	$ 30,311.82
C000256499 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class C* (with contingent deferred sales charge)
Accumulated Value	[2]	9,999.99		10,329.1	11,463.62	13,006.87	14,582.86	14,180.54	21,901.8	24,072.46	22,364.29	30,253.62	30,006.5
C000256495 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class R
Accumulated Value	[3]	10,000.01		10,369.8	11,552.59	13,149.13	14,802.23	14,438.99	22,380.23	24,667.91	22,989.95	31,213.94	31,061.92
C000256496 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class R6
Accumulated Value	[4]	5,000,000.01		5,221,291.66	5,860,264.72	6,720,588.7	7,620,142.09	7,488,116.94	11,692,091.38	12,987,394.62	12,190,599.71	16,672,558.71	16,717,800.27
C000256498 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class Y
Accumulated Value	[5]	5,000,000.01		5,214,759.23	5,846,429.62	6,696,463.42	7,585,673.29	7,445,896.22	11,614,723.4	12,888,298.86	12,089,343.9	16,512,598.13	16,537,809.45
C000256539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
Accumulated Value		10,000		10,041.1	10,275.08	10,452.64	10,684.76	10,253.45	10,911.79	10,928.89	11,203.67	12,045.38	12,755.48
C000256540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
Accumulated Value		10,000		10,011.25	10,212.06	10,344.13	10,549.88	10,112.16	10,716.76	10,698.78	10,943.41	11,727.85	12,378.94
C000256541 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class R6
Accumulated Value		5,000,000.01		5,031,878.87	5,160,090.77	5,255,368.85	5,388,975.62	5,194,115.32	5,539,060.52	5,560,617.68	5,713,686.2	6,157,126.1	6,534,755.79
C000256538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class Y
Accumulated Value		5,000,000.01		5,027,213.62	5,150,599.36	5,241,700.43	5,371,380.55	5,168,023.2	5,506,861.34	5,523,657.87	5,671,436.77	6,106,704.24	6,476,291.83
S And P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Total Return Index
Accumulated Value		10,000		10,178.27958	11,926.1199	13,594.80136	14,885.82795	13,847.10513	21,650.17921	25,037.52006	23,102.50839	30,005.80999	32,481.79544
Bloomberg U S Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value		10,000		10,196.05372	10,240.96704	10,364.13545	10,828.53229	11,795.92502	11,879.70838	11,386.45185	10,841.80503	11,025.88989	11,563.91068
ICE Bank of America BofA U S 3 Month Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Total Return Index
Accumulated Value		10,000		10,012.29349	10,048.03469	10,159.5209	10,375.2268	10,609.18636	10,621.61203	10,628.3263	10,894.50517	11,465.54705	12,035.66119
Russell 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth Total Return Index
Accumulated Value		$ 10,000		$ 10,251.69478	$ 11,867.03131	$ 14,389.17315	$ 16,223.53196	$ 16,371.3855	$ 26,643.38579	$ 30,633.80774	$ 27,294.2753	$ 37,938.08085	$ 40,883.26632

[1]	Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class A shares of Victory Pioneer Fundamental Growth Fund is the performance of Class A shares of the Predecessor Fund, and has been restated to reflect differences in any applicable sales charges, but not differences in expenses.
[2]	Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class C shares of Victory Pioneer Fundamental Growth Fund is the performance of Class C shares of the Predecessor Fund, and has been restated to reflect differences in any applicable sales charges, but not differences in expenses.
[3]	Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class R shares of Victory Pioneer Fundamental Growth Fund is the performance of Class R shares of the Predecessor Fund, and has not been restated to reflect differences in expenses.
[4]	Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class R6 shares of Victory Pioneer Fundamental Growth Fund is the performance of Class K shares of the Predecessor Fund, and has not been restated to reflect differences in expenses.
[5]	Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class Y shares of Victory Pioneer Fundamental Growth Fund is the performance of Class Y shares of the Predecessor Fund, and has not been restated to reflect differences in expenses.